Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

August 31, 2017

Dates Covered
Collections Period	08/01/17 - 08/31/17
Interest Accrual Period	08/15/17 - 09/14/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/17	1,117,952,581.96	59,650
Yield Supplement Overcollateralization Amount 07/31/17	71,485,942.94	0
Receivables Balance 07/31/17	1,189,438,524.90	59,650
Principal Payments	36,216,522.64	1,613
Defaulted Receivables	3,184,908.39	137
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/17	68,559,095.21	0
Pool Balance at 08/31/17	1,081,477,998.66	57,900

Pool Statistics	$ Amount	# of Accounts
Pool Factor	83.85%
Prepayment ABS Speed	1.58%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	14,322,838.99	769
Past Due 61-90 days	4,809,257.17	247
Past Due 91-120 days	1,031,147.41	57
Past Due 121+ days	0.00	0
Total	20,163,243.57	1,073

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.75%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.51%
Delinquency Trigger Occurred	NO

Recoveries	1,383,704.15
Aggregate Net Losses/(Gains) - August 2017	1,801,204.24
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.82%
Prior Net Losses Ratio	1.25%
Second Prior Net Losses Ratio	1.02%
Third Prior Net Losses Ratio	0.24%
Four Month Average	1.08%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.33%

Overcollateralization Target Amount	48,666,509.94
Actual Overcollateralization	48,666,509.94
Weighted Average APR	4.30%
Weighted Average APR, Yield Adjusted	6.94%
Weighted Average Remaining Term	59.86

Flow of Funds	$ Amount

Collections	41,808,212.75
Investment Earnings on Cash Accounts	31,219.11
Servicing Fee	(991,198.77)
Transfer to Collection Account	0.00
Available Funds	40,848,233.09

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,481,828.80
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	34,833,227.05
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	4,464,355.57

Total Distributions of Available Funds	40,848,233.09

Servicing Fee	991,198.77
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 08/15/17	1,067,644,715.77
Principal Paid	34,833,227.05
Note Balance @ 09/15/17	1,032,811,488.72

Class A-1
Note Balance @ 08/15/17	36,194,715.77
Principal Paid	34,833,227.05
Note Balance @ 09/15/17	1,361,488.72
Note Factor @ 09/15/17	0.6051061%

Class A-2a
Note Balance @ 08/15/17	346,500,000.00
Principal Paid	0.00
Note Balance @ 09/15/17	346,500,000.00
Note Factor @ 09/15/17	100.0000000%

Class A-2b
Note Balance @ 08/15/17	129,500,000.00
Principal Paid	0.0000000%
Note Balance @ 09/15/17	129,500,000.00
Note Factor @ 09/15/17	100.0000000%

Class A-3
Note Balance @ 08/15/17	426,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/17	426,000,000.00
Note Factor @ 09/15/17	100.0000000%

Class A-4
Note Balance @ 08/15/17	94,750,000.00
Principal Paid	0.00
Note Balance @ 09/15/17	94,750,000.00
Note Factor @ 09/15/17	100.0000000%

Class B
Note Balance @ 08/15/17	34,700,000.00
Principal Paid	0.00
Note Balance @ 09/15/17	34,700,000.00
Note Factor @ 09/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,550,650.47
Total Principal Paid	34,833,227.05
Total Paid	36,383,877.52

Class A-1
Coupon	1.10000%
Interest Paid	34,284.44
Principal Paid	34,833,227.05
Total Paid to A-1 Holders	34,867,511.49

Class A-2a
Coupon	1.50000%
Interest Paid	433,125.00
Principal Paid	0.00
Total Paid to A-2a Holders	433,125.00

Class A-2b
One-Month Libor	1.22667%
Coupon	1.36667%
Interest Paid	152,402.69
Principal Paid	0.00
Total Paid to A-2b Holders	152,402.69

Class A-3
Coupon	1.93000%
Interest Paid	685,150.00
Principal Paid	0.00
Total Paid to A-3 Holders	685,150.00

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.2341522
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.7235282
Total Distribution Amount	28.9576804

A-1 Interest Distribution Amount	0.1523753
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	154.8143424
Total A-1 Distribution Amount	154.9667177

A-2a Interest Distribution Amount	1.2500000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	1.2500000

A-2b Interest Distribution Amount	1.1768547
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	1.1768547

A-3 Interest Distribution Amount	1.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6083333

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 08/15/17	3,213,436.41
Investment Earnings	2,452.58
Investment Earnings Paid	(2,452.58)
Deposit/(Withdrawal)	-
Balance as of 09/15/17	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41